Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 22, 2022, Reviv3 Procare Company (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report under Item 2.01 thereof that effective as of June 16, 2022, the Company completed its previously announced acquisition of both (i) the hearing protection business of Axil & Associated Brands Corp., a Delaware corporation (“Axil”), consisting of ear plugs and ear muffs, and (ii) Axil’s ear bud business (collectively the “Acquisition”) pursuant to the Asset Purchase Agreement, dated May 1, 2022, as amended on June 15, 2022 (the “Purchase Agreement”), by and among the Company, its wholly owned subsidiary Reviv3 Acquisition Corporation, Axil and certain stockholders of Axil. In response to Item 9.01(a) and (b) of the Original Report, the Company stated that it would file the required financial statements of Axil and pro forma financial information by amendment. This Amendment No. 1 to the Original Report is being filed to provide the required financial statements and pro forma financial information.
Document Period End Date	Jun. 16, 2022
Entity File Number	33-220846
Entity Registrant Name	REVIV3 PROCARE COMPANY
Entity Central Index Key	0001718500
Entity Tax Identification Number	47-4125218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9480 Telstar Ave.
Entity Address, Address Line Two	Unit 5
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	818
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false